6. Stockholders' Equity (Sept 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Convertible preferred stock authorized	714,286		714,286		714,286	714,286
Convertible preferred stock par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized	24,000,000		24,000,000		12,000,000	12,000,000
Stock issuance expense					$ 90,000	$ 98,000
Actual, Inc. [Member]
Stock issued for services, shares		5,703	17,741	5,703	15,916
Stock issued for services, value		$ 35,000	$ 44,000	$ 35,000	$ 90,000
Stock issuance expense	$ 44,000	$ 35,000	$ 44,000	$ 35,000
Actual, Inc. [Member] | July 27, 2017 [Member]
Stock issued for services, shares		2,570
Actual, Inc. [Member] | August 22, 2017 [Member]
Stock issued for services, shares		3,133
Benchmark Company [Member]
Stock issued for services, shares			6,881
Stock issuance expense	$ 15,000		$ 15,000